EQUITY - Regulatory Capital (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Regulatory capital [Abstract]
Capital requirement	S/ 32,346.5	S/ 29,123.5
Capital commitments	43,813.2	40,009.5
Increase of capital requirement	S/ 11,466.7	S/ 10,885.9